CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Loss before income tax	¥ (395,803)	¥ (30,344)	¥ (128,072)
Adjustments for:
Reversal of directors' fee	0	0	(130)
Depreciation of property, plant and equipment	2,903	2,952	2,973
Amortization of intangible asset	1	0	1
Credit impairment losses	373,647	42,420	119,078
Operating profit/(loss) before changes in working capital	(19,252)	15,028	(6,150)
Loans receivable	(11,218)	(43,400)	(12,028)
Prepaid expenses	(360)	(3,781)	(39)
Salary and benefit payable	1,834	2,307	2,212
Interest payable	18,088	18,125	18,563
Other payable	(109)	4,286	7,670
Net cash generated by/(used in) operating activities	(11,017)	(7,435)	10,228
Cash flow from financing activities
Proceeds received from issuance of share	7,792	0	0
Repayments of related party loans	0	(130)	(10,000)
Proceeds received from issuance of convertible notes	7,277	6,758	0
Repayments of convertible notes	(284)	0	0
Net cash (used in)/generated by financing activities	14,785	6,628	(10,000)
Net (decrease)/increase in cash, cash equivalents and restricted cash	3,768	(807)	228
Cash and cash equivalents at beginning of year	295	396	97
Exchange losses on cash, cash equivalents and restricted cash	(1,530)	706	71
Cash, cash equivalents and restricted cash at end of year	¥ 2,533	¥ 295	¥ 396